DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
Harris Teeter Supermarkets, Inc. Retirement and Savings Plan
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

NOTE A – DESCRIPTION OF THE PLAN

Harris Teeter Supermarkets, Inc. (the “Company”) is a wholly owned subsidiary of The Kroger Co. (“Kroger”). The Company is the sole member of Harris Teeter, LLC (the “Employer”) and sponsors the Harris Teeter Supermarkets, Inc. Retirement and Savings Plan (the “Plan”).

The following description of the Plan provides only general information. On December 31, 2023 the Plan was amended and restated, generally effective January 1, 2023. The common shares of Kroger are referred to as “Kroger Shares” herein. Participants should refer to the plan document for a more complete description of the Plan’s provisions.

General

The Company sponsors the Plan, which is a defined contribution plan with 401(k) features. The Plan is maintained by the Company primarily for the benefit of employees of the Employer. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Under the provisions of the Plan, eligible employees may elect to have the Company make contributions to the Plan on their behalf out of their regular salary and bonus (before state and federal income taxes or as Roth contributions). Employees become eligible to participate in the Plan after three months of employment. Participants may generally contribute up to 30% of gross pay not to exceed established limits of $23,500 for 2025. Highly compensated employees are subject to additional contribution limitations. In addition to established limits, participants age 50 or older may contribute “catch-up” contributions of $7,500 for 2025. Effective January 1, 2025, eligible participants who attain age 60, 61, 62, or 63 during the taxable year may elect to make an enhanced catch-up contribution in accordance with the SECURE 2.0 Act. For the tax year ended December 31, 2025, this enhanced limit was $11,250. Participants may elect to make pre-tax and/or Roth contributions, subject to the aggregate limits stated above.

Contributions

The Plan includes Company matching contributions at a rate determined at the sole discretion of the Board of Directors of the Company or its delegate. The Company matching contributions are applicable to the first 5% of compensation contributed by eligible participants. The matching contributions are deposited with each payroll contribution.

For plan years beginning on or after January 1, 2023, in order to be eligible to share in the Automatic Retirement Contribution (“ARC”), the employee must have 60 or more Age and Service Points as of January 1, 2023, (ii) not be a highly compensated employee nor eligible to participate in the Harris Teeter Supermarkets, Inc. Flexible Deferral Plan during the plan year, (iii) complete at least 1,000 hours of service during the 12-month period ending on September 30 of each plan year and (iv) be continuously employed by the Company from January 1, 2023 through the last day of the plan year. If an employee is no longer employed on the last day of the plan year due to death, retirement on or after the age of 65, or termination on or after the age of 55 with combined age and service equal to or greater than 85, their beneficiary is eligible to share in the allocation of the contribution if all the above requirements are satisfied. This allocation is 1-2% of compensation, depending on age and service levels.

Participants may generally direct the investment of their contributions, the Company’s matching contributions, and their ARC from among various investment options offered by the Plan, including Kroger Shares, subject to certain limitations. In the event an effective investment direction is not made by the participant, and in the case of contributions made by or on behalf of a participant that, under the terms of the Plan, are to be invested in the Plan’s default investment, such contributions shall be invested in a default investment fund that meets the requirements of ERISA, Department of Labor Regulations and any other related regulations or similar guidance. During the reporting year, the Plan’s default investment fund was an age-appropriate retirement fund/trust based upon retirement at age 65. Participants may not direct more than 20% of their contributions into Kroger Shares. If participants direct more than 20% of their contributions into Kroger Shares, the excess will be invested in the Plan’s default investment. In addition, amounts may not be transferred from existing investment funds to Kroger Shares if the resulting amount of Kroger Shares exceeds 20% of the aggregate value of the participant’s account. Generally, a participant’s Kroger Shares account will be invested exclusively in Kroger Shares. The Company intends the Kroger Shares account to be a permanent investment fund unless the Company’s Retirement Plan Committee determines, in its sole discretion, that the continued holding or purchase of Kroger Shares would be inconsistent with ERISA.

Participant Accounts

Each participant’s account is credited or charged with the participant’s contributions, allocations of the Company’s contributions, plan earnings, benefit payments and allocations of administrative expenses and plan losses. Allocations of administrative expenses may be determined on a per participant basis or prorated across all participants’ investments based proportionately on each participant’s account balance, depending upon the category and nature of the expense. There is also a quarterly administrative credit provided to eligible participants based upon the amount the Plan’s recordkeeper receives for administrative services from certain of the Plan’s investments. The recordkeeping fee was $1,041,295 for the year ended December 31, 2025. The administrative fee credit was $15,055 for the year ended December 31, 2025. The administrative credits provided to eligible participants are shown as other income in the statement of changes in net assets available for benefits. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Payment of Benefits

Upon a bona fide termination of service from the Company, participants may receive the vested value of their account. In general (and except for certain distributions associated with the ARC which include an annuity purchase option), payment of any benefit is made in the form of a lump-sum payment, or the participant may elect partial or installment distributions, as outlined in the Plan document. In-service withdrawals are subject to certain restrictions, and they generally include rollover withdrawals, age 59-1/2 withdrawals, merged ESOP plan withdrawals, certain financial hardship withdrawals and qualified reservist distributions. Participants are taxed on their accounts upon withdrawal, except for qualified rollovers into other tax deferred plans, and withdrawal of Roth contributions plus earnings thereon, subject to certain restrictions.

Vesting

Participants are immediately vested in their contributions plus actual earnings thereon. For Company matching contributions and ARC, a participant is fully vested in the contributions plus actual earnings thereon after three years of service. A year of service requires a minimum of 1,000 hours of service during the vesting computation period with the Company or an affiliate.

Forfeited Accounts

A participant who terminates service without a fully vested interest forfeits any nonvested balance in his or her Company contributions account and ARCs as of the earlier of (a) distribution to the participant of the participant’s vested balance, or (b) the last day of the first Plan year in which the participant incurs five consecutive Breaks in Service, as defined by the Plan. The forfeited funds are used to offset Employer contributions. Forfeitures utilized to offset Employer contributions totaled $6,862,135 during 2025. The forfeiture balance was $1,334,175 and $197,527 at December 31, 2025 and 2024, respectively.

Notes Receivable from Participants

Participants may borrow from certain of their fund accounts, subject to certain restrictions and requirements, a minimum of $500 and up to a maximum equal to the lesser of (a) $50,000, reduced by the participant’s highest outstanding loan balance during the 12-month period ending on the day before the loan is made, (b) 50 percent of their vested account balance or (c) 100% of the participant’s vested account balance, excluding ARC, Roth and Merged ESOP subaccounts. Only one loan per year may be taken, and a participant may not apply for a loan if the participant has had a loan outstanding within the past thirty days. An additional loan may be permitted for the convenience of a participant by the Loan Administrator when errors in loan amortizations, loan administration or loan payment processing occur and the Loan Administrator or Plan sponsor is at least partly at fault. Except for certain loans relating to a participant’s principal residence, loans must be repaid within five years. Loans bear a fixed interest rate of one percent over the prime rate as listed in the Wall Street Journal on the last business day of the previous quarter.

Effective April 1, 2018, the interest rate for new loans will be the prime rate as published in the Wall Street Journal on the business day prior to the date the loan request is received, plus one percent. Interest on loans outstanding ranged from 4.25% to 9.5%, reflecting the change in interest rates during the life of the outstanding loans. Principal and interest is paid through payroll deductions.